Shareholder Report, Holdings (Details)	Oct. 31, 2025
Columbia Strategic New York Municipal Income Fund - Class A | New York City Municipal Water Finance Authority 06/15/2055 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Strategic New York Municipal Income Fund - Class A | Triborough Bridge & Tunnel Authority 05/15/2064 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Strategic New York Municipal Income Fund - Class A | New York Transportation Development Corp. 06/30/2060 5.375%
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic New York Municipal Income Fund - Class A | TSASC, Inc. 06/01/2041 5.000%
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic New York Municipal Income Fund - Class A | City of New York 09/01/2046 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Strategic New York Municipal Income Fund - Class A | New York City Transitional Finance Authority 08/01/2048 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Strategic New York Municipal Income Fund - Class A | Triborough Bridge & Tunnel Authority 05/15/2062 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Class A | Port Authority of New York & New Jersey 06/01/2094 6.125%
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Strategic New York Municipal Income Fund - Class A | Triborough Bridge & Tunnel Authority 05/15/2063 5.500%
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Strategic New York Municipal Income Fund - Class A | New York City Municipal Water Finance Authority 06/15/2053 5.250%
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Strategic New York Municipal Income Fund - Class A | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Columbia Strategic New York Municipal Income Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Strategic New York Municipal Income Fund - Class C | New York City Municipal Water Finance Authority 06/15/2055 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Strategic New York Municipal Income Fund - Class C | Triborough Bridge & Tunnel Authority 05/15/2064 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Strategic New York Municipal Income Fund - Class C | New York Transportation Development Corp. 06/30/2060 5.375%
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic New York Municipal Income Fund - Class C | TSASC, Inc. 06/01/2041 5.000%
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic New York Municipal Income Fund - Class C | City of New York 09/01/2046 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Strategic New York Municipal Income Fund - Class C | New York City Transitional Finance Authority 08/01/2048 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Strategic New York Municipal Income Fund - Class C | Triborough Bridge & Tunnel Authority 05/15/2062 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Class C | Port Authority of New York & New Jersey 06/01/2094 6.125%
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Strategic New York Municipal Income Fund - Class C | Triborough Bridge & Tunnel Authority 05/15/2063 5.500%
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Strategic New York Municipal Income Fund - Class C | New York City Municipal Water Finance Authority 06/15/2053 5.250%
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Strategic New York Municipal Income Fund - Class C | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Columbia Strategic New York Municipal Income Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Strategic New York Municipal Income Fund - Institutional Class | New York City Municipal Water Finance Authority 06/15/2055 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Strategic New York Municipal Income Fund - Institutional Class | Triborough Bridge & Tunnel Authority 05/15/2064 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Strategic New York Municipal Income Fund - Institutional Class | New York Transportation Development Corp. 06/30/2060 5.375%
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic New York Municipal Income Fund - Institutional Class | TSASC, Inc. 06/01/2041 5.000%
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic New York Municipal Income Fund - Institutional Class | City of New York 09/01/2046 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Strategic New York Municipal Income Fund - Institutional Class | New York City Transitional Finance Authority 08/01/2048 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Strategic New York Municipal Income Fund - Institutional Class | Triborough Bridge & Tunnel Authority 05/15/2062 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Institutional Class | Port Authority of New York & New Jersey 06/01/2094 6.125%
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Strategic New York Municipal Income Fund - Institutional Class | Triborough Bridge & Tunnel Authority 05/15/2063 5.500%
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Strategic New York Municipal Income Fund - Institutional Class | New York City Municipal Water Finance Authority 06/15/2053 5.250%
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Strategic New York Municipal Income Fund - Institutional Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Columbia Strategic New York Municipal Income Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | New York City Municipal Water Finance Authority 06/15/2055 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | Triborough Bridge & Tunnel Authority 05/15/2064 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | New York Transportation Development Corp. 06/30/2060 5.375%
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | TSASC, Inc. 06/01/2041 5.000%
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | City of New York 09/01/2046 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | New York City Transitional Finance Authority 08/01/2048 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | Triborough Bridge & Tunnel Authority 05/15/2062 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | Port Authority of New York & New Jersey 06/01/2094 6.125%
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | Triborough Bridge & Tunnel Authority 05/15/2063 5.500%
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | New York City Municipal Water Finance Authority 06/15/2053 5.250%
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | New York City Municipal Water Finance Authority 06/15/2055 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | Triborough Bridge & Tunnel Authority 05/15/2064 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | New York Transportation Development Corp. 06/30/2060 5.375%
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | TSASC, Inc. 06/01/2041 5.000%
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | City of New York 09/01/2046 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | New York City Transitional Finance Authority 08/01/2048 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | Triborough Bridge & Tunnel Authority 05/15/2062 5.250%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | Port Authority of New York & New Jersey 06/01/2094 6.125%
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | Triborough Bridge & Tunnel Authority 05/15/2063 5.500%
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | New York City Municipal Water Finance Authority 06/15/2053 5.250%
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%